EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 6, 2015 (Accession No. 0001193125-15-173917), to the Class A, C, I, R and Z Summary Prospectuses and Prospectuses dated May 1, 2015, for Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Global Realty Shares, Inc. and Cohen & Steers Global Infrastructure Fund, Inc.